Segment Information - Schedule of Key Revenues Streams (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue, Major Customer [Line Items]
Revenues	¥ 1,180,597	$ 169,582	¥ 798,561	¥ 453,529
Audio Entertainment [Member]
Revenue, Major Customer [Line Items]
Revenues	1,167,934		785,101	436,109
Podcast Advertising And Others [Member]
Revenue, Major Customer [Line Items]
Revenues	¥ 12,663		¥ 13,460	¥ 17,420